Shareholder Report, Line Graph (Details) 193835_Innovator Emerging Markets Power Buffer ETF - April_TF_TSR Annual {TF} - USD ($)						12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Mar. 31, 2021	Oct. 31, 2025
Innovator Emerging Markets Power Buffer ETF™ - April
Account Value [Line Items]
Line Graph and Table Measure Name						Innovator Emerging Markets Power Buffer ETF - April NAV
Accumulated Value	$ 10,657	$ 9,467	$ 8,619	$ 9,916	$ 10,000	$ 11,760
MSCI EM (EMERGING MARKETS) Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI EM (EMERGING MARKETS) Net (USD)
Accumulated Value	9,337	7,451	6,725	9,750	10,000	$ 11,944
MSCI EM (EMERGING MARKETS) Price (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI EM (EMERGING MARKETS) Price (USD)
Accumulated Value	$ 8,504	$ 6,952	$ 6,443	$ 9,607	$ 10,000	$ 10,647